Note 6 - Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Years Ended December 31,
	2016	2015	2014
Net loss	$(14,309,031)	$(27,563,535)	$(35,726,669)
Less loss attributable to noncontrolling interest	(648)	(855)	—
Deemed dividend on beneficial conversion feature of MT Preferred Stock	—	(46,000)	—
Net loss attributable to common stockholders	$(14,308,383)	$(27,608,680)	$(35,726,669)
Loss per common share (basic and diluted):
Continuing operations	$(0.05)	$(0.15)	$(0.20)
Discontinued operations	$(0.04)	$(0.03)	$(0.04)
Attributable to common stockholders	$(0.09)	$(0.18)	$(0.24)
Weighted average shares outstanding (basic and diluted)	155,422,384	151,180,222	148,748,396